NOTE 6 PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Property, Plant, Equipment and Mineral Claim Assets [Table Text Block]	As of December 31, 2013 and 2012, components of property, plant, and equipment and mineral assets were as follows:

	December 31,	December 31,
	2013	2012

Buildings	$558,885	$558,885
Machinery and equipment	138,820	66,834
Vehicles	281,602	281,602
Total property, plant and equipment	979,307	907,321

Less: impairment expense(2)	(124,343)	(124,343)
Less: accumulated depreciation(3)	(246,926)	(147,766)

Property, plant and equipment, net	$608,038	$635,212
	December 31,	December 31,
	2013	2012

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,828	4,828
Total mineral claim assets	1,797,488	1,797,488
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,488	$1,797,488
(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.
(2)Following the acquisition of the Ruby Mine on July 1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
(3)Depreciation expense totaled $99,160 and $98,673 for the years ended December 31, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2013 and 2012, respectively